Fair Value Measurements - Summary of Company's Financial Assets Measured At Fair Value On Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 26, 2022	Sep. 25, 2021	Sep. 26, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market funds	$ 227,629	$ 152,204	$ 51,874
Total assets	227,629	152,204	51,874
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market funds	227,629	152,204	51,874
Total assets	227,629	152,204	51,874
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market funds	0	0	0
Total assets	0	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market funds	0	0	0
Total assets	$ 0	$ 0	$ 0